UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

ADJUSTABLE RATE INCOME FUND(FORMERLY KNOWN AS

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND)

FORM N-Q

AUGUST 31, 2009

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.4%
$4,803,563	American Home Mortgage Assets, 0.476% due 10/25/46 (a)	$1,985,524
	Banc of America Mortgage Securities Inc.:
44,047	4.497% due 3/25/33 (a)	39,256
2,569,623	4.444% due 2/25/35 (a)	2,008,478
	Bear Stearns Alternate-A Trust:
268,284	1.106% due 11/25/34 (a)	44,200
826,901	0.766% due 4/25/35 (a)	487,918
	Bear Stearns ARM Trust:
801,038	5.279% due 2/25/35 (a)	607,825
2,606,362	3.871% due 8/25/35 (a)	1,897,800
2,730,783	Bear Stearns Asset-Backed Securities Trust, 0.866% due 10/25/33 (a)	1,797,635
1,027,607	Bear Stearns Second Lien Trust, 0.486% due 12/25/36 (a)(b)	586,645
	Countrywide Home Loan Mortgage Pass-Through Trust:
2,088,713	0.766% due 12/25/17 (a)	1,924,211
1,807,466	0.716% due 7/25/18 (a)	1,804,051
1,035,377	3.758% due 9/25/33 (a)	820,868
1,243,765	Deutsche Mortgage Securities Inc., 0.716% due 6/25/34 (a)	899,525
	Federal Home Loan Mortgage Corp. (FHLMC):
149,871	0.723% due 11/15/26 (a)(c)	149,727
493,221	3.506% due 6/1/28 (a)(c)	416,691
	Federal National Mortgage Association (FNMA):
2,032,647	0.566% due 10/25/35 (a)(c)	1,975,845
	Grantor Trust:
428,547	5.162% due 1/25/28 (a)(c)	443,112
3,218,356	4.995% due 3/25/42 (a)(c)	3,306,028
3,884,532	5.129% due 8/25/43 (a)(c)	3,914,442
	REMIC Trust:
1,023,858	2.211% due 3/25/27 (a)(c)	1,019,875
3,594,980	PAC, 0.666% due 8/25/33 (a)(c)	3,492,910
	Whole Loan:
553,371	0.666% due 5/25/42 (a)(c)	522,103
3,034,742	5.120% due 8/25/42 (a)(c)	3,196,970
1,201,314	First Horizon Alternative Mortgage Securities, 3.685% due 2/25/36 (a)	704,681
733,175	First Republican Mortgage Loan Trust, 3.304% due 6/25/30 (a)	731,467
1,868,068	First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1.739% due 4/18/29 (a)(d)	97,182
632,617	GS Mortgage Securities Corp. II, 1.711% due 3/20/23 (a)(b)	553,826
	Harborview Mortgage Loan Trust:
1,541,352	0.539% due 6/19/34 (a)	1,282,004
4,310,103	0.489% due 11/19/36 (a)	2,083,322
115,025	IMPAC CMB Trust, 1.266% due 10/25/33 (a)	98,246
407,631	IMPAC Secured Assets Corp., 1.066% due 11/25/34 (a)	204,965
2,699,180	Indymac Index Mortgage Loan Trust, 5.282% due 10/25/35 (a)	2,121,921
931,730	JPMorgan Commercial Mortgage Finance Corp., IO, 1.115% due 9/15/29 (a)(d)	25,741
1,903,996	LB Commercial Conduit Mortgage Trust, IO, 1.503% due 10/15/35 (a)(d)	81,276
562,677	Lehman Structured Securities Corp., 0.604% due 9/26/45 (a)(b)	345,669
529,966	MASTR ARM Trust, 4.513% due 12/25/33 (a)	372,954
2,094,516	Merrill Lynch Mortgage Investors Inc., 4.482% due 2/25/35 (a)	1,778,929
1,192,445	New York Mortgage Trust Inc., 0.596% due 8/25/35 (a)	879,289
	Residential Accredit Loans Inc.:
1,763,477	0.606% due 12/25/33 (a)	1,593,744
3,900,000	0.471% due 9/25/46 (a)	1,016,637
	Residential Asset Securitization Trust:
1,547,399	0.766% due 6/25/33 (a)	1,314,899
	PAC:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.4% (continued)
$1,453,285	0.716% due 11/25/33 (a)	$1,182,863
1,248,599	0.666% due 5/25/34 (a)	1,018,313
1,078,094	Residential Funding Mortgage Securities I Trust, 0.666% due 6/25/33 (a)	1,060,158
	Sequoia Mortgage Trust:
669,570	2.994% due 9/20/32 (a)	576,078
520,055	0.933% due 6/20/33 (a)	392,132
	Structured ARM Loan Trust:
309,532	0.576% due 2/25/34 (a)	253,400
696,568	4.815% due 3/25/34 (a)	642,595
1,013,169	2.512% due 11/25/34 (a)	768,958
	Structured Asset Mortgage Investments Inc.:
1,133,488	0.866% due 7/25/32 (a)	944,956
591,934	4.468% due 8/25/35 (a)	331,450
1,135,514	0.646% due 12/27/35 (a)	224,073
1,789,978	3.652% due 12/27/35 (a)	733,662
962,689	0.466% due 9/25/47 (a)	828,268
	Structured Asset Securities Corp.:
1,392,795	1.266% due 3/25/28 (a)	1,206,332
2,909,981	1.206% due 8/25/28 (a)	1,938,477
337,168	4.241% due 6/25/32 (a)	309,537
191,790	4.270% due 9/25/32 (a)	164,103
1,019,554	0.766% due 4/25/33 (a)	910,910
1,992,973	5.312% due 6/25/35 (a)(b)	1,610,384
243,905	Thornburg Mortgage Securities Trust, 0.716% due 3/25/44 (a)	223,789
1,741,674	Wachovia Mortgage Loan Trust LLC, 4.226% due 8/20/35 (a)	906,258
	Washington Mutual Inc. Mortgage Pass-Through Certificates:
1,287,577	4.190% due 11/25/30 (a)	1,105,372
2,742,802	1.416% due 6/25/33 (a)	2,381,672
1,594,313	5.924% due 9/25/36 (a)	1,124,810
889,777	2.451% due 4/25/44 (a)	483,395
1,520,635	2.021% due 5/25/46 (a)	744,603
1,870,730	2.011% due 8/25/46 (a)	902,669
	Wells Fargo Mortgage Backed Securities Trust:
2,325,534	4.689% due 11/25/34 (a)	2,321,031
1,335,348	PAC, 0.666% due 5/25/33 (a)	1,321,668

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $100,456,568)	75,240,307

ASSET-BACKED SECURITIES - 11.6%
FINANCIALS - 11.6%
Automobiles - 0.8%
1,960,000	Ford Credit Auto Owner Trust, 2.100% due 11/15/11	1,977,681

Credit Card - 3.3%
	Bank of America Credit Card Trust:
2,620,000	0.283% due 2/15/13 (a)	2,601,028
1,670,000	0.853% due 4/15/13 (a)	1,665,557
	Chase Issuance Trust:
1,880,000	1.023% due 6/15/12 (a)	1,883,820
2,490,000	0.293% due 11/15/13 (a)	2,453,856

	Total Credit Card	8,604,261

Diversified Financial Services - 0.6%
	Business Loan Express:
1,213,701	0.846% due 1/25/28 (a)(b)	457,657
578,136	0.916% due 6/25/28 (a)(b)	59,259
754,156	0.816% due 7/25/28 (a)(b)	567,033

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 0.6% (continued)
$1,271,301	1.223% due 5/15/29 (a)(b)	$483,487

	Total Diversified Financial Services	1,567,436

Home Equity - 6.4%
	Amortizing Residential Collateral Trust:
2,409,307	0.966% due 7/25/32 (a)	1,796,503
356,422	0.966% due 8/25/32 (a)	206,664
	Bear Stearns Asset-Backed Securities Inc.:
2,049,569	0.746% due 10/25/33 (a)	1,925,225
455,158	0.716% due 12/25/33 (a)	359,356
2,116,065	GSAMP Trust, 0.566% due 5/25/36 (a)(b)(e)	1,163,604
5,889,000	New Century Home Equity Loan Trust, 0.886% due 8/25/34 (a)	3,531,927
885,180	NovaStar Home Equity Loan Trust, 1.691% due 5/25/33 (a)	377,013
	Renaissance Home Equity Loan Trust:
988,111	0.696% due 6/25/33 (a)	631,172
917,357	0.706% due 8/25/33 (a)	537,965
3,062,787	0.766% due 12/25/33 (a)	1,981,478
	SACO I Trust:
386,248	0.786% due 9/25/35 (a)	114,178
1,180,350	0.416% due 4/25/36 (a)	144,890
598,506	0.526% due 6/25/36 (a)	100,806
1,948,547	Saxon Asset Securities Trust, 1.316% due 6/25/33 (a)	1,378,300
118,169	Specialty Underwriting & Residential Finance Trust, 0.946% due 1/25/34 (a)	66,428
686,379	Structured Asset Investment Loan Trust, 0.946% due 1/25/33 (a)	452,979
2,547,402	Truman Capital Mortgage Loan Trust, 0.696% due 3/25/37 (a)(b)(e)	1,515,704

	Total Home Equity	16,284,192

Student Loan - 0.5%
1,280,589	SLM Student Loan Trust, 0.554% due 10/25/16 (a)	1,277,072

	TOTAL ASSET-BACKED SECURITIES (Cost - $42,205,272)	29,710,642

COLLATERALIZED SENIOR LOANS - 10.0%
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.3%
961,950	Allison Transmission Inc., Term Loan B, 3.142% due 8/7/14 (a)	826,675

Diversified Consumer Services - 0.3%
982,500	Thomson Learning Hold, Term Loan B, 2.760% due 7/15/14 (a)	848,328

Hotels, Restaurants & Leisure - 1.1%
	Aramark Corp.:
58,426	Letter of Credit Facility Deposits, 2.025% due 1/31/14 (a)	54,875
919,664	Term Loan, 3.334% due 1/31/14 (a)	863,763
	Golden Nugget Inc.:
363,636	Delayed Draw Term Loan, 3.203% due 6/8/14 (a)	253,333
635,000	First Lien Term Loan, 2.310% due 6/14/14 (a)	442,384
982,000	Las Vegas Sands LLC, Term Loan, 2.090% due 5/8/14 (a)	771,416
970,155	Tropicana Entertainment, Term Loan B, 6.750% due 12/15/11 (a)(f)	269,218

	Total Hotels, Restaurants & Leisure	2,654,989

Media - 1.8%
691,238	Cablevision Systems Corp., Term Loan B, 2.081% due 3/30/13 (a)	670,747
985,000	Charter Communications, Term Loan B, 6.250% due 3/15/14 (a)	917,897
956,140	Idearc Inc., Term Loan B, 4.250% due 11/1/14 (a)(f)	445,402
881,219	LodgeNet Entertainment Corp., Term Loan B, 2.579% due 4/4/14 (a)	759,317
	Univision Communications Inc., Term Loan B:
33,557	5.149% due 9/15/14 (a)	26,522

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Media - 1.8% (continued)
$966,443	2.569% due 9/15/14 (a)	$763,835
	UPC Broadband Holding BV:
648,288	Term Loan N, 2.011% due 3/30/14 (a)	613,982
351,712	Term Loan T, 3.761% due 10/17/13 (a)	340,868

	Total Media	4,538,570

Multiline Retail - 0.3%
1,000,000	Neiman Marcus Group Inc., Term Loan B, 2.908% due 3/13/13 (a)	828,929

Specialty Retail - 0.7%
979,950	Amscan Holdings Inc., Term Loan B, 2.934% due 5/1/13 (a)	863,581
979,849	Michaels Stores Inc., Term Loan B, 2.563% due 10/31/13 (a)	871,453

	Total Specialty Retail	1,735,034

	TOTAL CONSUMER DISCRETIONARY	11,432,525

CONSUMER STAPLES - 0.7%
Food Products - 0.7%
885,260	Bolthouse Farms Inc., Term Loan B, 2.688% due 12/16/12 (a)	859,532
	Dole Food Co.:
94,090	Credit-Linked Deposit, 4.689% due 4/1/13 (a)	95,090
162,714	Tranche B Term Loan, 7.814% due 4/12/13 (a)	164,442
614,623	Tranche C Term Loan, 7.892% due 4/12/13 (a)	621,154

	TOTAL CONSUMER STAPLES	1,740,218

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
	Ashmore Energy International:
95,952	Synthetic Revolving Credit Facility, 3.288% due 3/30/14 (a)	86,836
835,603	Term Loan, 4.220% due 3/30/14 (a)	756,221

	TOTAL ENERGY	843,057

FINANCIALS - 1.0%
Diversified Financial Services - 1.0%
982,500	Chrysler Financial, Term Loan B, 4.290% due 8/3/12 (a)	934,756
797,738	Iconix, Term Loan B, 2.450% due 5/1/14 (a)	765,829
969,962	Sally Holdings LLC, Term Loan B, 2.706% due 11/15/13 (a)	927,700

	TOTAL FINANCIALS	2,628,285

HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.4%
	Bausch & Lomb Inc.:
788,000	Term Loan, 3.848% due 4/11/15 (a)	748,969
200,000	Term Loan B, 3.547% due 4/11/15 (a)	190,094

	Total Health Care Equipment & Supplies	939,063

Health Care Providers & Services - 1.3%
	Community Health Systems Inc.:
60,925	Delayed Draw Term Loan, 2.560% due 7/2/14 (a)	56,913
890,756	Term Loan B, 2.898% due 7/2/14 (a)	832,091
744,073	HCA Inc., Term Loan B, 3.470% due 11/1/13 (a)	701,960
919,639	Health Management Association, Term Loan B, 2.348% due 1/16/14 (a)	866,473
	IASIS Healthcare LLC:
63,704	Credit-Linked Deposit, 7.340% due 5/1/14 (a)	60,392
236,502	Delayed Draw Term Loan, 2.285% due 5/3/14 (a)	224,204

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 1.3% (continued)
$683,422	Term Loan, 2.285% due 5/1/14 (a)	$647,884

	Total Health Care Providers & Services	3,389,917

	TOTAL HEALTH CARE	4,328,980

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
	Dubai Aerospace Enterprise, Term Loan:
287,234	4.496% due 7/31/14 (a)	240,558
281,720	6.551% due 7/31/14 (a)	235,941
752,453	Hawker Beechcraft, Term Loan B, 2.261% due 3/26/14 (a)	566,221

	Total Aerospace & Defense	1,042,720

Commercial Services & Supplies - 0.4%
982,456	US Investigations Services Inc., Term Loan B, 3.977% due 2/21/15 (a)	915,649

	TOTAL INDUSTRIALS	1,958,369

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
982,500	First Data Corp., Term Loan, 3.017% due 10/15/14 (a)	823,662

MATERIALS - 0.3%
Paper & Forest Products - 0.3%
795,643	Georgia-Pacific Corp., Term Loan, 2.768% due 12/23/13 (a)	772,626

UTILITIES - 0.4%
Electric Utilities - 0.3%
982,500	TXU Corp., Term Loan B, 3.776% due 10/10/14 (a)	749,361

Independent Power Producers & Energy Traders - 0.1%
387,248	NRG Energy Inc., Term Loan, 2.011% due 2/1/13 (a)	366,741

	TOTAL UTILITIES	1,116,102

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $29,014,873)	25,643,824

CORPORATE BONDS & NOTES - 12.3%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%
20,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	17,000

Hotels, Restaurants & Leisure - 0.1%
35,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	32,375
	El Pollo Loco Inc.:
25,000	Senior Notes, 11.750% due 11/15/13	21,500
5,000	Senior Secured Notes, 11.750% due 12/1/12 (b)	5,250
40,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes,
	11.250% due 6/1/17 (b)	40,900
	MGM MIRAGE Inc., Senior Secured Notes:
15,000	10.375% due 5/15/14 (b)	15,863
35,000	11.125% due 11/15/17 (b)	38,062
40,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16 (d)(f)	12,650

	Total Hotels, Restaurants & Leisure	166,600

Leisure Equipment & Products - 0.0%
10,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (b)	10,400

Media - 0.2%
	Affinion Group Inc.:
25,000	Senior Notes, 10.125% due 10/15/13 (b)	24,969
50,000	Senior Subordinated Notes, 11.500% due 10/15/15	48,250

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Media - 0.2% (continued)
$155,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (d)(f)	$22,475
30,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (b)	27,450
180,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	171,450
100,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (f)	6,375
90,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	91,575

	Total Media	392,544

Multiline Retail - 0.0%
5,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	5,575
41,974	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (g)	31,480

	Total Multiline Retail	37,055

Specialty Retail - 0.0%
30,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	15,825
10,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	9,600

	Total Specialty Retail	25,425

Textiles, Apparel & Luxury Goods - 0.0%
30,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	31,350

	TOTAL CONSUMER DISCRETIONARY	680,374

CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
20,000	Alliance One International Inc., Senior Notes, 10.000% due 7/15/16 (b)	19,850

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
35,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	30,188
170,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	154,700

	Total Energy Equipment & Services	184,888

Oil, Gas & Consumable Fuels - 0.3%
40,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	36,000
20,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	20,975
105,000	Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18	96,600
140,000	El Paso Corp., Senior Subordinated Notes, 7.000% due 6/15/17	132,287
70,000	Enterprise Products Operating LLP, Subordinated Notes, 7.034% due 1/15/68 (a)	57,485
35,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	34,475
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14	19,350
25,000	8.250% due 12/15/14	16,375
20,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	21,300
20,000	Quicksilver Resources Inc., Senior Notes, 11.750% due 1/1/16	21,300
125,000	SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16 (b)	125,625
25,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	22,625
15,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (b)	13,275
80,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	90,233

	Total Oil, Gas & Consumable Fuels	707,905

	TOTAL ENERGY	892,793

FINANCIALS - 9.2%
Capital Markets - 2.0%
2,000,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11 (b)(d)(f)	390,000
2,560,000	Macquarie Bank Ltd., 2.600% due 1/20/12 (b)	2,604,426

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 2.0% (continued)
$2,000,000	UBS AG Stamford CT, Senior Notes, 1.415% due 4/22/10 (a)	$1,997,766

	Total Capital Markets	4,992,192

Commercial Banks - 3.7%
2,400,000	Barclays Bank PLC, Senior Notes, 0.775% due 4/10/12 (a)(b)(e)	2,407,356
2,500,000	Glitnir Banki HF, Senior Notes, 5.829% due 1/18/12 (a)(b)(d)(f)	506,250
2,000,000	Landsbanki Islands HF, Senior Notes, 6.059% due 8/25/09 (a)(b)(d)(f)	100,000
2,500,000	Royal Bank of Scotland PLC, Notes, 1.159% due 5/11/12 (a)(b)	2,519,122
430,000	RSHB Capital, Loan Participation Notes, Senior Secured Notes, 6.300% due 5/15/17 (b)	388,075
880,000	VTB Capital SA, Loan Participation Notes, 2.183% due 11/2/09 (a)(b)(e)	881,733
2,550,000	Westpac Banking Corp., Notes, 3.250% due 12/16/11 (b)	2,637,924

	Total Commercial Banks	9,440,460

Consumer Finance - 1.1%
	GMAC LLC:
2,180,000	Notes, 2.200% due 12/19/12	2,198,602
704,000	Senior Notes, 7.500% due 12/31/13 (b)	586,080

	Total Consumer Finance	2,784,682

Diversified Financial Services - 1.5%
90,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (b)	78,750
15,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	12,225
2,570,000	General Electric Capital Corp., Senior Notes, 2.125% due 12/21/12	2,586,780
30,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	29,550
750,000	Merna Reinsurance Ltd., Subordinated Notes, 2.348% due 7/7/10 (a)(b)	721,650
520,000	Westpac Securities NZ Ltd., Senior Notes, 2.500% due 5/25/12 (b)	526,378

	Total Diversified Financial Services	3,955,333

Real Estate Management & Development - 0.0%
70,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	28,700

Thrifts & Mortgage Finance - 0.9%
2,400,000	Societe Financement de l’Economie Francaise (SFEF), Senior Bonds, 0.713% due 7/16/12 (a)(b)	2,409,720

	TOTAL FINANCIALS	23,611,087

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
65,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	63,050
290,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (g)	293,625
563,000	Tenet Healthcare Corp., Senior Secured Notes, 8.875% due 7/1/19 (b)	579,890
5,000	Universal Hospital Services Inc., Senior Secured Notes, 8.500% due 6/1/15 (g)	4,850
55,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (a)(g)	47,025
20,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (b)	20,900

	Total Health Care Providers & Services	1,009,340

Pharmaceuticals - 0.0%
90,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(f)	450

	TOTAL HEALTH CARE	1,009,790

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
45,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (g)	25,875
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	94,750

	Total Aerospace & Defense	120,625

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Airlines - 0.0%
$70,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	$49,350

Commercial Services & Supplies - 0.0%
40,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	40,750
	RSC Equipment Rental Inc.:
50,000	Senior Notes, 9.500% due 12/1/14	45,000
10,000	Senior Secured Notes, 10.000% due 7/15/17 (b)	10,500

	Total Commercial Services & Supplies	96,250

Machinery - 0.0%
20,000	Terex Corp., Senior Notes, 10.875% due 6/1/16	21,050

Road & Rail - 0.0%
75,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16 (b)	79,500
30,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (b)	31,162

	Total Road & Rail	110,662

Trading Companies & Distributors - 0.1%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	88,250
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	34,600
65,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)(d)	26,325

	Total Trading Companies & Distributors	149,175

Transportation Infrastructure - 0.0%
	Swift Transportation Co., Senior Secured Notes:
15,000	8.190% due 5/15/15 (a)(b)	7,725
10,000	12.500% due 5/15/17 (b)	5,550

	Total Transportation Infrastructure	13,275

	TOTAL INDUSTRIALS	560,387

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
20,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (g)	15,900
60,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	59,700

	TOTAL INFORMATION TECHNOLOGY	75,600

MATERIALS - 0.2%
Chemicals - 0.0%
5,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	4,950

Containers & Packaging - 0.0%
35,000	Graham Packaging Co. L.P., Senior Notes, 8.500% due 10/15/12	35,175

Metals & Mining - 0.1%
100,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	104,396
30,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	27,600
20,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	16,300
40,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	37,000
15,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	14,812
	Teck Resources Ltd., Senior Secured Notes:
15,000	9.750% due 5/15/14	16,275
10,000	10.250% due 5/15/16	11,100
25,000	10.750% due 5/15/19	28,594

	Total Metals & Mining	256,077

Paper & Forest Products - 0.1%
50,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11 (d)	37,875

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 0.1% (continued)
$60,000	NewPage Corp., Senior Secured Notes, 6.733% due 5/1/12 (a)	$25,950
30,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	23,475

	Total Paper & Forest Products	87,300

	TOTAL MATERIALS	383,502

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
175,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	183,312
5,000	Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16	5,163
65,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	53,950
75,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	76,500
180,000	Qwest Corp., Senior Notes, 3.879% due 6/15/13 (a)	167,400
130,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	131,137

	Total Diversified Telecommunication Services	617,462

Wireless Telecommunication Services - 0.8%
35,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (b)	34,125
2,000,000	Vodafone Group PLC, Notes, 0.660% due 2/27/12 (a)	1,974,442

	Total Wireless Telecommunication Services	2,008,567

	TOTAL TELECOMMUNICATION SERVICES	2,626,029

UTILITIES - 0.6%
Electric Utilities - 0.0%
30,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	31,125

Independent Power Producers & Energy Traders - 0.6%
	AES Corp., Senior Notes:
220,000	7.750% due 10/15/15	214,500
110,000	8.000% due 10/15/17	105,875
140,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	100,100
	Edison Mission Energy, Senior Notes:
20,000	7.200% due 5/15/19	14,600
30,000	7.625% due 5/15/27	20,250
1,378,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (g)	847,470
97,429	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	97,917
70,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	66,850

	Total Independent Power Producers & Energy Traders	1,467,562

	TOTAL UTILITIES	1,498,687

	TOTAL CORPORATE BONDS & NOTES (Cost - $38,033,002)	31,358,099

MORTGAGE-BACKED SECURITIES - 1.9%
FHLMC - 1.1%
2,705,752	Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM, 4.055% due 3/1/33 (a)(c)	2,800,835

FNMA - 0.8%
	Federal National Mortgage Association (FNMA):
1,339,609	5.974% due 5/1/36 (a)(c)	1,414,300
544,360	3.628% due 4/1/25 (a)(c)	548,946

	Total FNMA	1,963,246

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,696,238)	4,764,081

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
SOVEREIGN BOND - 0.5%
Russia - 0.5%
$1,219,200	Russian Federation, 7.500% due 3/31/30 (Cost - $1,380,067)	$1,261,872

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.5%
U.S. Government Agencies - 25.3%
	Federal Home Loan Bank (FHLB):
18,400,000	0.394% due 2/10/10 (a)	18,417,259
5,000,000	1.050% due 2/23/10	5,017,075
	Federal Home Loan Mortgage Corp. (FHLMC):
	3/1 Hybrid ARM:
69,946	4.523% due 8/1/29 (a)(c)	71,444
380,981	4.793% due 8/1/32 (a)(c)	391,009
34,590	5.600% due 8/1/32 (a)(c)	35,376
	5/1 Hybrid ARM:
239,275	4.586% due 12/1/26 (a)(c)	244,287
316,662	3.285% due 7/1/29 (a)(c)	321,279
119,457	3.479% due 7/1/29 (a)(c)	120,993
1,442,905	2.624% due 7/1/33 (a)(c)	1,461,829
	Five Year CMT ARM:
143,351	7.935% due 8/1/25 (a)(c)	146,062
45,322	6.382% due 12/1/30 (a)(c)	46,641
	Gold Fifteen Year:
12,786	6.000% due 3/1/11 (c)	13,599
13,320	6.000% due 5/1/11 (c)	14,168
29,904	6.000% due 6/1/11 (c)	31,550
6,042	Gold Thirty Year, 6.500% due 4/1/29 (c)	6,505
	One Year CMT ARM:
225,652	4.142% due 12/1/23 (a)(c)	230,114
174,907	5.055% due 2/1/24 (a)(c)	178,608
864,560	3.836% due 4/1/26 (a)(c)	881,837
1,494,947	3.950% due 6/1/29 (a)(c)	1,527,140
389,702	3.436% due 7/1/29 (a)(c)	394,561
274,729	3.507% due 3/1/31 (a)(c)	278,204
6,214	3.075% due 5/1/31 (a)(c)	6,300
643,706	4.710% due 10/1/33 (a)(c)	656,440
1,503,274	One Year LIBOR, 4.174% due 5/1/33 (a)(c)	1,552,628
78,406	Six Month LIBOR, 4.542% due 7/1/27 (a)(c)	80,126
179,115	Three Year CMT ARM, 5.039% due 12/1/30 (a)(c)	181,324
	Federal National Mortgage Association (FNMA):
1,164,278	11th District COFI, 5.505% due 2/1/31 (a)(c)	1,155,105
64,664	Fifteen Year, 5.500% due 3/1/11 (c)	68,636
678,035	Five Year CMT ARM, 5.820% due 5/1/30 (a)(c)	704,727
	One Year CMT ARM:
319,761	3.892% due 11/1/18 (a)(c)	321,037
111,476	4.228% due 4/1/20 (a)(c)	113,600
115,179	3.710% due 7/1/21 (a)(c)	115,695
67,879	4.064% due 8/1/22 (a)(c)	68,192
90,108	4.591% due 7/1/23 (a)(c)	91,024
171,965	2.508% due 8/1/23 (a)(c)	169,005
246,078	4.060% due 2/1/24 (a)(c)	250,337
79,565	3.998% due 12/1/25 (a)(c)	80,958
219,622	3.797% due 1/1/27 (a)(c)	227,167
309,675	3.317% due 7/1/27 (a)(c)	312,547
202,219	4.695% due 8/1/27 (a)(c)	203,172
51,886	3.920% due 2/1/28 (a)(c)	52,366

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 25.3% (continued)
$155,405	3.758% due 3/1/28 (a)(c)	$156,028
360,516	3.849% due 2/1/29 (a)(c)	362,552
554,802	3.801% due 8/1/29 (a)(c)	561,557
424,475	4.465% due 11/1/29 (a)(c)	433,255
274,604	5.666% due 1/1/30 (a)(c)	274,755
944,499	4.247% due 12/1/30 (a)(c)	960,720
223,752	4.729% due 1/1/31 (a)(c)	230,244
276,296	4.725% due 2/1/31 (a)(c)	282,913
200,779	3.585% due 3/1/31 (a)(c)	205,286
141,047	3.876% due 4/1/31 (a)(c)	143,717
422,910	4.850% due 4/1/31 (a)(c)	428,854
257,358	4.015% due 7/1/31 (a)(c)	261,786
154,178	3.613% due 9/1/31 (a)(c)	155,650
923,071	4.585% due 9/1/31 (a)(c)	936,340
471,493	4.326% due 10/1/31 (a)(c)	468,675
78,526	3.340% due 3/1/32 (a)(c)	80,756
69,036	2.875% due 6/1/32 (a)(c)	69,585
393,290	2.953% due 7/1/32 (a)(c)	397,043
639,315	4.563% due 9/1/32 (a)(c)	651,819
164,579	5.165% due 11/1/32 (a)(c)	167,558
1,166,686	4.290% due 12/1/32 (a)(c)	1,198,543
280,968	4.040% due 1/1/33 (a)(c)	285,962
258,314	4.465% due 1/1/33 (a)(c)	262,673
883,384	2.981% due 5/1/33 (a)(c)	899,075
291,800	One Year LIBOR, 3.647% due 8/1/32 (a)(c)	295,847
	Six Month CD ARM:
506,858	3.702% due 12/1/20 (a)(c)	515,978
29,066	4.194% due 6/1/24 (a)(c)	29,790
299,499	5.308% due 7/1/24 (a)(c)	307,773
991,357	4.164% due 9/1/24 (a)(c)	1,009,675
348,517	4.356% due 9/1/24 (a)(c)	356,471
	Six Month LIBOR:
79,065	3.250% due 11/1/31 (a)(c)	79,847
532,258	4.432% due 1/1/33 (a)(c)	544,265
618,820	3.223% due 4/1/33 (a)(c)	630,928
1,819,242	3.517% due 5/1/33 (a)(c)	1,847,530
1,376,873	3.250% due 6/1/33 (a)(c)	1,417,996
	Three Year CMT ARM:
117,641	6.475% due 9/1/21 (a)(c)	118,579
1,564,082	6.196% due 6/1/30 (a)(c)	1,612,362
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
155,897	4.375% due 2/20/16 (a)	159,534
212,001	4.375% due 6/20/17 (a)	217,014
619,866	4.625% due 9/20/20 (a)	642,414
365,029	4.375% due 3/20/21 (a)	375,338
1,175,312	4.375% due 6/20/22 (a)	1,202,002
281,822	4.625% due 8/20/22 (a)	289,995
736,328	4.125% due 10/20/22 (a)	748,180
376,956	4.125% due 11/20/22 (a)	383,022
152,149	4.125% due 12/20/22 (a)	154,494
257,851	4.375% due 5/20/23 (a)	263,494
182,402	6.375% due 1/20/24 (a)	186,266
418,341	4.375% due 3/20/24 (a)	427,049
217,386	4.375% due 5/20/26 (a)	222,195
451,665	4.625% due 9/20/27 (a)	464,730

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 25.3% (continued)
$438,891	4.125% due 10/20/27 (a)	$445,848
601,017	4.375% due 4/20/32 (a)	613,439
206,940	4.375% due 5/20/32 (a)	211,231
1,389,071	4.625% due 7/20/32 (a)	1,429,920
1,007,837	4.625% due 8/20/32 (a)	1,037,480
210,778	4.625% due 9/20/32 (a)	216,893

	Total U.S. Government Agencies	64,572,851

U.S. Government Obligations - 0.2%
560,000	U.S. Treasury Notes, 1.000% due 7/31/11	560,963

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $65,069,337)	65,133,814

SHARES
COMMON STOCK - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
58	Georgia Gulf Corp.* (Cost - $1,548)	1,741

CONVERTIBLE PREFERRED STOCKS - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
1,299	Georgia Gulf Corp., (Cost - $35,334)	36,053

WARRANTS
WARRANTS - 0.0%
21	Buffets Restaurant Holdings, Expires 4/28/14(d)(e)* (Cost - $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $280,892,239)	233,150,433

FACE AMOUNT
SHORT-TERM INVESTMENTS - 9.6%
U.S. Government Agency - 0.2%
$466,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.401% due 1/25/10 (c)(h)(i) (Cost - $465,244)	465,726

U.S. Government Obligation - 2.7%
7,000,000	U.S. Treasury Bills, 0.267% due 11/12/09 (h) (Cost - $6,996,269)	6,998,320

Repurchase Agreement - 6.7%
17,115,000	Morgan Stanley tri-party repurchase agreement dated 8/31/09, 0.170% due 9/1/09; Proceeds at maturity - $17,115,081; (Fully collateralized by various U.S. government agency obligations, 3.250% to 3.875% due 6/29/11 to 6/25/14; Market value - $17,567,582) (Cost - $17,115,000)	17,115,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $24,576,513)	24,579,046

	TOTAL INVESTMENTS - 100.8% (Cost - $305,468,752#)	257,729,479
	Liabilities in Excess of Other Assets - (0.8)%	(2,007,546)

	TOTAL NET ASSETS - 100.0%	$255,721,933

*	Non-income producing security.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	On September 7, 2008, the Federal Housing Finance Agency (FNMA) placed Fannie Mae and Freddie Mac (FHLMC) into conservatorship.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	The coupon payment on these securities is currently in default as of August 31, 2009.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Alternative Mortgage Products
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Adjustable Rate Income Fund (formerly known as Legg Mason Partners Adjustable Rate Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Collateralized mortgage obligations	—	$75,240,307	—	$75,240,307
Asset-backed securities	—	29,710,642	—	29,710,642
Collateralized senior loans	—	25,643,824	—	25,643,824
Corporate bonds & notes	—	31,358,099	—	31,358,099
Mortgage-backed securities	—	4,764,081	—	4,764,081
Sovereign bond	—	1,261,872	—	1,261,872
U.S. government & agency obligations	—	65,133,814	—	65,133,814
Common stocks	$1,741	—	—	1,741
Convertible preferred stocks	—	36,053	—	36,053
Warrants	—	—	$0	0

Total long-term investments	1,741	233,148,692	0	233,150,433

Short-term investments: †	—	$24,579,046	—	$24,579,046
Total investments	1,741	257,727,738	0	257,729,479

Other financial instruments:
Futures contracts	241,199	—	—	$241,199

Total	$242,940	$257,727,738	$0	$257,970,678

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Common Stocks	Warrants	Total
Balance as of May 31, 2009	$1,610,014	$0	$0	$1,610,014
Accrued premiums/discounts	—	—	—	—
Realized gain/(loss)[1]	(137)	(26,068)	—	(26,205)
Change in unrealized appreciation (depreciation)[2]	17,110	26,115	—	43,225
Net purchases (sales)	(41,908)	(47)	—	(41,955)
Transfers in and/or out of Level 3	(1,585,079)	—	—	(1,585,079)

Balance as of August 31, 2009	—	—	$0	$0

Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009	—	—	$0	$0

[1]	This amount is included in net realized gain (loss) from investment.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is

Notes to Schedule of Investments (unaudited) (continued)

the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$662,115
Gross unrealized depreciation	(48,401,388)

Net unrealized depreciation	$(47,739,273)

At August 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to buy:
90-Day Eurodollar	59	3/10	$14,574,759	$14,644,537	$69,778
90-Day Eurodollar	162	9/10	39,767,342	39,888,450	121,108
U.S. Treasury 5-Year Notes	60	12/09	6,864,687	6,915,000	50,313

Net unrealized gain on open futures contracts					$241,199

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2009.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$241,199	—	$241,199

The Fund had an average market value of $62,874,628 on futures contracts (to buy) during the period ended August 31, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	October 26, 2009